Share Based Compensation - Share-based compensation expense classified in the Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 15,742	$ 2,251	$ 1,999
Cost of services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	80	43	35
General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 15,662	$ 2,208	$ 1,964